Cover	May 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Entity File Number	000-55461
Entity Registrant Name	WATERMARK LODGING TRUST, INC.
Entity Central Index Key	0001609471
Entity Tax Identification Number	46-5765413
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	150 N. Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	482-8600
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false